STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense	Stock-based compensation expense:

	2021	2020
Cost of sales	$369	$319
Sales and marketing	4,708	5,241
Research and development	3,990	4,014
Administration	10,180	8,379
Continuing operations	$19,247	$17,953
Discontinued operations	587	1,987
	19,834	19,940
Stock option plan	1,359	2,361
Restricted stock plan	18,475	17,579
	$19,834	$19,940

Schedule of fair value of options estimated on the date of grant using the Black-Scholes option pricing model
The fair value of stock options was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2021	2020
Risk-free interest rate	N/A	0.31%
Annual dividends per share	N/A	Nil
Expected stock price volatility	N/A	53%
Expected option life (in years)	N/A	4.0
Average fair value of options granted (in dollars)	N/A	$5.26

Schedule of stock option activity	The following table presents stock option activity for the years ended December 31:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	Outstanding	$	In Years	$
Outstanding, December 31, 2019	1,588,143	18.14	2.6	30
Granted	289,518	13.01
Exercised	(178,223)	11.36		497
Forfeited	(338,327)	21.95
Outstanding, December 31, 2020	1,361,111	17.27	2.4	1,399
Exercised	(390,972)	13.76		1,459
Forfeited	(195,938)	21.37
Outstanding, December 31, 2021	774,201	18.16	1.5	1,986

Schedule of stock options outstanding and exercisable	The following table summarizes the stock options outstanding and exercisable at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of	Number of Options	Weighted Average Remaining Option Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Exercise Prices	Outstanding	(years)	$	Exercisable	$
$8.46 - $12.73	110,822	2.5	11.32	51,699	11.55
$12.74 - $13.38	165,678	2.8	13.03	69,670	13.07
$13.39 - $16.23	160,895	2.1	14.69	83,213	15.59
$16.24 - $25.15	119,240	0.5	22.04	115,997	22.19
$25.16 - $26.03	217,566	0.2	25.98	217,566	25.97
	774,201	1.5	18.16	538,145	20.50

Schedule of restricted stock unit activity
The following table summarizes the RSU activity for the years ended December 31:

	Number of	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	RSUs	$	In years	$
Outstanding, December 31, 2019	1,815,759	15.42	2.3	17,310
Granted	2,865,042	12.80
Vested / settled	(586,343)	16.30		6,569
Forfeited	(303,175)	12.83
Outstanding, December 31, 2020	3,791,283	13.61	2.0	55,242
Granted	1,086,115	15.98
Vested / settled	(1,367,749)	14.32		22,207
Forfeited	(658,865)	15.71
Added by performance factor	92,231	20.18
Outstanding, December 31, 2021	2,943,015	13.89	2.7	51,898
Outstanding – vested and not settled	183,117
Outstanding – unvested	2,759,898
Outstanding, December 31, 2021	2,943,015